SHORT TERM AND LONG TERM DEBT (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 20, 2004 New Century Statutory Trust I [Member]	Dec. 31, 2012 Federal Home Loan Bank of Atlanta [Member]
Short Term And Long Term Debt [Line Items]
Short-term Debt	$ 6,305,000	$ 17,848,000
Long-term Debt	12,372,000	12,372,000
Securities Sold under Agreements to Repurchase	6,305,000	15,848,000
Federal Home Loan Bank, Advances, Maturities Summary, Due in Next Twelve Months		2,000,000
Junior Subordinated Notes	12,400,000	12,400,000	12,400,000
Federal Home Loan Bank, Advances				2,000,000
Federal Home Loan Bank, Advances, Short-term				$ 2,000,000
Debt Instrument, Description of Variable Rate Basis	3 month LIBOR plus 2.15%.